Share based payments - Restricted stock units - Category (Details) - EquityInstruments	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share based payments
Total outstanding	11,911,109	11,472,520	10,816,856	8,579,837
Restricted Stock Units (RSUs)
Share based payments
Total outstanding	1,306,271	1,175,453	736,095		657,803
Restricted Stock Units (RSUs) | Members of the Executive Committee
Share based payments
Total outstanding	564,034	438,738	332,038
Restricted Stock Units (RSUs) | Personnel
Share based payments
Total outstanding	742,237	736,715	404,057